Subsequent Event (Details) - USD ($) $ in Millions	Dec. 31, 2020	May 18, 2020
Subsequent event
Subsequent Event
Total cash consideration authorized to be repurchased	$ 0.5
ADS
Subsequent Event
Number of shares authorized to be repurchased		109,727
Class A
Subsequent Event
Number of shares authorized to be repurchased		5,486,350